SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENT [Abstract]
Compensation Related Costs
The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2019	2018	2019	2018	2018
	Unaudited				Audited

Research and development	$593	$627	$364	$145	$705
General and administrative	1,817	996	955	634	2,870

	$2,410	$1,623	$1,319	$779	$3,575

Fair Value Measurement of Equity-Settled Share Options
Based on the above inputs, the fair value of the options was determined at $10.50 - $11.01 at the grant dates during 2019.

	June 30,		December 31,
	2019	2018	2018
	Unaudited		Audited

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	88%-95%	89%-94%	93%-95%
Risk-free interest rate (%)	2.52-2.7	2.28-3	2.88-2.63

Stock Option Activity
Movement during the periods:

	Six months ended June 30,				Year ended December 31,
	2019		2018		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of period	3,197,616	$3.07	2,467,023	$2.28	2,467,023	$2.28
Granted	544,800	10.93	401,921	4.9	751,977	5.60
Expired	-	-	-	-	(2,000)	6.00
Exercised	(466,375)	0.25	-	-	(9,692)	0.25
Forfeited	-	-	(9,692)	0.25	(9,692)	0.25

Share options outstanding at end of period	3,276,041	4.78	2,859,252	2.65	3,197,616	3.07

Share options exercisable at end of period	1,438,658	$2.16	1,664,152	$1.08	1,705,256	$1.21